Summary Of Significant Accounting Policies (Details Narrative) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
Money Market Funds	$ 15,067	$ 974,346	$ 15,428
Bond Portfolio	236,000	167,000	139,000
Allowance for Mortgage Loans Receivable	1,620,207	1,672,003	1,428,155
Loans Exceeding 90 Days Past Due	6,793,000	6,893,000	5,408,000
Real Estate Held for Sale Carrying Value	327,925	340,659	225,872
Allowance Allocated to Impaired Loans	757,000	833,000	723,000
Total Loans On Nonaccrual Status	1,369,000	1,498,000	2,044,000
Loans In Default	2,891,000	2,853,000	3,364,000
Real Estate Sold	$ 100,537